Share-based Payments Arrangement - CHIEF's Employee Stock Options Outstanding (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Aug. 31, 2023 $ / shares	Jul. 31, 2022 $ / shares	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Nov. 13, 2020 $ / shares	Oct. 31, 2018 $ / shares	Dec. 19, 2017 $ / shares
Grant Date 2017.12.19 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 124.7				$ 124.7	$ 128.7				$ 132.7
Number of Options Outstanding		0	213.25				427.5
Weighted-average Remaining Contractual Life (Years)		0 years	11 months 15 days
Weighted-average Exercise Price		$ 0	$ 128.7				$ 132.7
Options Exercisable Number of Options		0	213.25
Option Exercisable Weighted-average Exercise Price		$ 0	$ 128.7
Granted Date 2018.10.31 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	130.3				130.3	134.5			$ 138.7
Number of Options Outstanding		0	10.5				21
Weighted-average Remaining Contractual Life (Years)		9 months 29 days	1 year 9 months 29 days
Weighted-average Exercise Price		$ 0	$ 134.5				$ 138.7
Options Exercisable Number of Options		0	0
Option Exercisable Weighted-average Exercise Price		$ 0	$ 0
Granted Date 2020.11.13 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price	$ 171.7			$ 171.7	$ 193.5	$ 199.7		$ 206
Number of Options Outstanding	93	142.25	194				200
Weighted-average Remaining Contractual Life (Years)	1 year 10 months 13 days	2 years 10 months 13 days	3 years 10 months 13 days
Weighted-average Exercise Price	$ 171.7	$ 193.5	$ 199.7				$ 206
Options Exercisable Number of Options	0	0.5	0
Option Exercisable Weighted-average Exercise Price	$ 0	$ 193.5	$ 0